Mainland China Employee Contribution Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Mainland China Employee Contribution Plan
Total expenses incurred for government statutory employee benefit plans	¥ 277,429	$ 42,518	¥ 334,434	¥ 133,699